Description of Organization and Summary of Significant Accounting Policies - Product Warranty (Details) - HZO, Inc. and Subsidiaries - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Description of Organization and Summary of Significant Accounting Policies
Limited warranty period (in years)	1 year
Warranty accrual	$ 0	$ 0